MainStay VP Janus Balanced Portfolio (Prospectus Summary) | MainStay VP Janus Balanced Portfolio
MainStay VP Janus Balanced Portfolio
Investment Objective
The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced current income.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the
Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses MainStay VP Janus Balanced Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses	[2]	0.60%	0.85%
Waivers / Reimbursements	[2]	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Waivers / Reimbursements	[2]	0.58%	0.83%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.58% and 0.83% of the average daily net assets of Initial Class shares and Service Class shares, respectively. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example
The Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay VP Janus Balanced Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Initial Class	59	190	333	748
Service Class	85	269	469	1,047

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio's portfolio turnover rate for the most recent fiscal year is not available.
Principal Investment Strategies
The Portfolio pursues its investment objective by normally investing 35-65%
of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25%
of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Portfolio, Janus Capital Management LLC, the Portfolio's Subadvisor, applies a "bottom up" approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Principal Risks
Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives.
From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government-some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the
Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the
Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly.
These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk:The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Past Performance
Since the Portfolio does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.